SHARE-BASED COMPENSATION - Disclosure of stock options outstanding (Details) - Share Share in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Beginning balance	10,703	12,219
Expired	(193)	(1,339)
Forfeited		(177)
Ending balance	10,510	10,703
Exercisable at December 31, 2022	10,460